Note 28 - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Commitments and Contingent Liabilities [Abstract]
Other commitments	€ 143	€ 130
Other contingent liabilities	78	74
Total	€ 220	€ 204